Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income (loss) before income taxes and income taxes expense (benefit) included in the consolidated statements of operations
	Year ended December 31
	2023	2024	2025
	US$ thousands

Loss before income taxes:
Israel	(30,101)	(12,287)	(13,124)
Foreign jurisdictions	2,799	970	2,516
	(27,302)	(11,317)	(10,608)

Current taxes:
Israel	201	235	261
Foreign jurisdictions	921	457	511
	1,122	692	772

Current tax (benefits) expenses relating to prior years:
Israel	(10)	(814)	10
Foreign jurisdictions	(116)	168	5
	(126)	(646)	15

Deferred taxes:
Israel	(1,857)	2,359	-
Foreign jurisdictions	(28)	(14)	84
	(1,885)	2,345	84

Income tax expense (benefit)	(889)	2,391	871

Schedule of deferred tax assets and liabilities
	December 31	December 31
	2024	2025
	US$ thousands	US$ thousands

Deferred tax assets:
Accrued employee benefits	258	307
Research and development costs	1,029	1,057
Operating loss carryforwards	1,370	2,268
Property, plant and equipment	10	4
Share based compensation	438	490
Intangible assets	16	10
Operating lease liabilities	485	470
Goodwill*	55	4
Other	36	2
Gross deferred tax assets, before valuation allowances	3,697	4,612
Less: valuation allowance	(2,918)	(3,814)
Total deferred tax assets:	779	798

Deferred tax liabilities:
Intangible assets	(290)	(425)
Property, plant and equipment		(20)
Operating leases right-of-use, net	(521)	(461)
Other	-	(8)
Total deferred tax liabilities	(811)	(914)

Net deferred tax liabilities	(32)	(116)

Foreign jurisdictions	(32)	(116)
	(32)	(116)

Non-current deferred tax liabilities	(32)	(116)
	(32)	(116)

* The recognized goodwill is deductible for income tax purposes for 10 years.

Schedule of reconciliation of the statutory tax expense to actual tax expense
	Year ended December 31, 2025
	US$ thousands	Percent

Loss before income taxes	(10,608)
Statutory tax rate in Israel	23.0%
	(2,440)
Foreign tax effects
US federal jurisdiction
Statutory rate differential	(34)	0%
State and local tax	119	(1)%
Other	5	(0)%
Other foreign jurisdiction	(57)	1%
Non-taxable or Non-deductible items
Shared based compensation	433	(4)%
Other	48	0%
Tax effect due to "Preferred Enterprise" status	1,911	(18)%
Changes in valuation allowance	896	(8)%
Other	(10)	0%
Income tax expense	871	(8)%
	Year ended December 31
	2023	2024
	US$ thousands

Income (loss) before income taxes	(27,302)	(11,317)
Statutory tax rate in Israel	23.0%	23.0%
	(6,279)	(2,603)

Increase (decrease) in taxes resulting from:
Non-deductible operating expenses	4,308	485
Non-taxable income	-	(61)
Prior years adjustments	(126)	(646)
Tax effect due to "Preferred Enterprise" status	784	2,121
Statutory rate differential	221	177
Valuation Allowance	-	2,918
Other	203	-

Income tax expense (benefit)	(889)	2,391

Schedule of cash paid for income taxes, net of refunds
December 31,
2025
US$ thousands

Israel	250
Foreign
U.S. Federal	372
U.S. State
New Jersey	84
Virginia	43
Other states	53
Other foreign	59
861